Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenues	$ 592,797	$ 452,254	$ 1,138,659	$ 958,748
Voyage expenses	(23,890)	(33,439)	(49,560)	(68,451)
Vessel operating expenses	(201,370)	(201,714)	(385,573)	(402,900)
Time-charter hire expense	(30,333)	(9,714)	(55,260)	(26,006)
Depreciation and amortization	(128,199)	(103,373)	(240,903)	(206,831)
General and administrative	(33,730)	(36,945)	(71,684)	(74,823)
Asset impairments (note 7b)	(500)		(15,996)
Loan loss recoveries (note 7b)		2,521		2,521
Gain on sale of vessels, equipment and other assets (note 7a)		9,615	1,643	9,453
Restructuring reversals (charges) (note 12)	742	244	(8,384)	(395)
Income from vessel operations	175,517	79,449	312,942	191,316
Interest expense	(62,388)	(49,656)	(113,734)	(98,989)
Interest income	1,199	793	2,729	2,576
Realized and unrealized gain (loss) on non-designated derivative instruments (note 15)	63,752	(75,331)	(19,634)	(122,579)
Equity income	39,901	35,271	60,650	62,765
Foreign exchange (loss) gain (notes 8 and 15)	(1,604)	(2,046)	15,906	(2,940)
Other (loss) income (note 13)	(389)	(734)	(14)	7,517
Net income (loss) before income taxes	215,988	(12,254)	258,845	39,666
Income tax (expense) recovery (note 16)	(752)	(3,193)	243	(5,991)
Net income (loss)	215,236	(15,447)	259,088	33,675
Less: Net income attributable to non-controlling interests	(149,324)	(27,540)	(202,940)	(77,150)
Net income (loss) attributable to shareholders of Teekay Corporation	$ 65,912	$ (42,987)	$ 56,148	$ (43,475)
Per common share of Teekay Corporation (note 17)
Basic income (loss) attributable to shareholders of Teekay Corporation	$ 0.91	$ (0.60)	$ 0.77	$ (0.61)
Diluted income (loss) attributable to shareholders of Teekay Corporation	0.90	(0.60)	0.77	(0.61)
Cash dividends declared	$ 0.3163	$ 0.3163	$ 0.6325	$ 0.6325
Weighted average number of common shares outstanding (note 17)
Basic	72,697,121	72,036,526	72,623,503	71,687,549
Diluted	73,477,680	72,036,526	73,379,228	71,687,549